Fees Summary	Nov. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 104,034,801.60
Total Fee Amount	9,051.04
Total Offset Amount	0.00
Net Fee	$ 9,051.04
Offering Table N/A
Offset Table N/A	N/A